Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Table for 2022

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Summary Compensation Actually Paid to Non-PEO NEOs(4)	TSR (5)	Peer Group TSR(6)	Net Income (7) (thousands)	Core Return on Average Assets (8)
(a)	(b)	(c)	(d)	(e)	(e)	(f)	(e)	(e)
2022	$4,006,115	$2,703,464	$1,255,457	$957,200	$100.4	$111.2	$125,211	1.47%
2021	3,068,986	5,282,254	1,046,208	1,597,023	131.9	121.9	130,353	1.66%
2020	2,848,393	2,878,128	970,211	1,021,790	78.6	83.1	71,289	1.16%

(1)

The dollar amounts reported in column (b) are the amounts of total compensation reported for Frank Sorrentino III (our Chairman and CEO) for each corresponding year in the “Total” column of the “Summary Compensation Table for 2022.”

PEO Total Compensation Amount	$ 4,006,115	$ 3,068,986	$ 2,848,393
PEO Actually Paid Compensation Amount	$ 2,703,464	5,282,254	2,878,128
Adjustment To PEO Compensation, Footnote [Text Block]

(2)

The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Sorrentino, as computed in accordance with Item 402(v) of SEC Regulation S-K. The dollar amounts reported do not reflect the actual amount of compensation earned by or paid to Mr. Sorrentino during the applicable year. In accordance with the requirements of Item 402(v) of SEC Regulation S-K, the following adjustments were made to Mr. Sorrentino total compensation for each year to determine the compensation actually paid to Mr. Sorrentino:

	2022	2021	2020
	$4,006,115	$3,068,986	$2,848,393
Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table:	(1,237,512)	(928,125)	(1,031,249)
Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding:	913,419	1,202,812	1,894,932
Addition of change in fair value at FY end versus prior FY end for awards granted in a prior FY that remained outstanding:	(940,510)	1,659,697	(307,450)
Addition of change in fair value at vesting date versus prior FY end for awards granted in a prior FY that vested during the FY:	(7,274)	292,667	(517,043)
Deduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table:	(685,309)	(352,817)	(185,691)
Addition of service costs and prior service costs:	654,535	339,034	176,236
Compensation Actually Paid (CAP)	$2,703,464	$5,282,254	$2,878,128

Non-PEO NEO Average Total Compensation Amount	$ 1,255,457	1,046,208	970,211
Non-PEO NEO Average Compensation Actually Paid Amount	$ 957,200	1,597,023	1,021,790
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)

The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s Named Executed Officers (“NEOs”) as a group (excluding Mr. Sorrentino) in the “Total” column of the “Summary Compensation Table for 2022” in each applicable year. The names of the NEOs (excluding Mr. Sorrentino) included for the purpose of calculating the average amounts in each applicable year are William S. Burns, Elizabeth Magennis, Christopher Ewing and Michael O’Malley for 2022; William S. Burns, Elizabeth Magennis, Christopher Ewing and Laura Criscione for 2021; William S. Burns, Elizabeth Magennis, Christopher Ewing and Michael McGrover for 2020.

(4)

The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Sorrentino), as computed in accordance with Item 402(v) of SEC Regulation S-K. The names of the NEOs (excluding Mr. Sorrentino) included for the purpose of calculating the average amounts in each applicable year are William S. Burns, Elizabeth Magennis, Christopher Ewing and Michael O’Malley for 2022; William S. Burns, Elizabeth Magennis, Christopher Ewing and Laura Criscione for 2021; William S. Burns, Elizabeth Magennis, Christopher Ewing and Michael McGrover for 2020. The dollar amounts reported do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Sorrentino) during the applicable year. In accordance with the requirements of Item 402(v) of SEC Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Sorrentino) for each year to determine the compensation actually paid, using the same methodology described above in footnote (2):

	2022	2021	2020
Summary Compensation Table Total:	$1,255,457	$1,046,208	$970,211
Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table:	(292,346)	(252,213)	(233,833)
Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding:	215,783	312,192	485,369
Addition of change in fair value at FY end versus prior FY end for awards granted in a prior FY that remained outstanding:	(210,744)	424,198	(75,357)
Addition of change in fair value at vesting date versus prior FY end for awards granted in a prior FY that vested during the FY:	(1,637)	71,482	(120,821)
Deduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table:	(181,174)	(110,573)	(73,666)
Addition of service costs and prior service costs:	171,861	105,729	69,887
Compensation Actually Paid (CAP)	$957,200	$1,597,023	$1,021,790

(5)

Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period (determined in accordance with Item 402(v) of SEC Regulation S-K), assuming dividend reinvestment, and the difference between the Company’s common share price at the end and the beginning of the measurement period by the Company’s common share price at the beginning of the measurement period.

(6)

Represents the weighted peer group cumulative TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each measurement period for which a return is indicated. The peer group used for this purpose is the Company’s peer group as defined in the section captioned “EXECUTIVE COMPENSATION – Compensation Discussion and Analysis.” The same financial services holding companies were included in the Company’s Compensation Peer Group disclosed in the section captioned “EXECUTIVE COMPENSATION – Compensation Discussion and Analysis” in the Company’s Proxy Statement for each of the 2022 Annual Meeting and the 2021 Annual Meeting of Shareholders.

(7)	The dollar amounts reported represent the amount of net income (in thousands) reflected in the Company’s audited consolidated financial statements for the applicable year.

Tabular List [Table Text Block]

(8)

While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, we have determined that Core Return on Average Assets (“Core ROAA”) is the financial performance measure that, in Company's opinion, represents the most important performance measure (that is not otherwise required to be disclosed in this table) we used to link compensation actually paid to the Company’s NEOs for the most recently completed fiscal year to the Company's performance. Our Compensation Committee believes Core ROAA is the most comprehensive and consistent measure of profitability and the least likely to be impacted by items that can conflict with optimal performance. Use of Core ROAA eliminates the impact of nonrecurring items such as merger charges. Set forth below are the most important financial performance measures we used to link compensation actually paid to the CEO and Other NEOs to our performance for the year ended December 31, 2022:

                       ●   Core ROAA

                       ●   Efficiency Ratio

                       ●   Attainment of a target tangible book value per share.

Total Shareholder Return Amount	$ 100.4	131.9	78.6
Peer Group Total Shareholder Return Amount	111.2	121.9	83.1
Net Income (Loss)	$ 125,211	$ 130,353	$ 71,289
Company Selected Measure Amount	1.47	1.66	1.16
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Core ROAA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Efficiency Ratio
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Attainment of a target tangible book value per share
PEO Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,237,512)	$ (928,125)	$ (1,031,249)
PEO Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	913,419	1,202,812	1,894,932
PEO Addition of change in fair value at FY end versus prior FY end for awards granted in a prior FY that remained outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(940,510)	1,659,697	(307,450)
PEO Addition of change in fair value at vesting date versus prior FY end for awards granted in a prior FY that vested during the FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,274)	292,667	(517,043)
PEO Deduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(685,309)	(352,817)	(185,691)
PEO Addition of service costs and prior service costs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	654,535	339,034	176,236
NEO Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(292,346)	(252,213)	(233,833)
NEO Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	215,783	312,192	485,369
NEO Addition of change in fair value at FY end versus prior FY end for awards granted in a prior FY that remained outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(210,744)	424,198	(75,357)
NEO Addition of change in fair value at vesting date versus prior FY end for awards granted in a prior FY that vested during the FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,637)	71,482	(120,821)
NEO Deduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(181,174)	(110,573)	(73,666)
NEO Addition of service costs and prior service costs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 171,861	$ 105,729	$ 69,887